Subsequent Events (Details) - Subsequent Event [Member] - Series X Preferred Stock [Member] $ / shares in Units, $ in Millions	1 Months Ended
Jan. 31, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Issuance of shares | shares	10,126
Share issued price per share | $ / shares	$ 24.6883
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 0.3